Shareholder Report, Holdings (Details) - Capital Group Core Balanced ETF - CGBL	Dec. 31, 2024
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.57%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.71%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.65%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.44%
Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.84%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%